Report of Directors Corporate Governance - Exit Payments Made in Year (Details) $ in Millions	1 Months Ended	12 Months Ended
	Dec. 31, 2017 GBP (£)	Dec. 31, 2017 USD ($)	Dec. 31, 2017 GBP (£)	Dec. 31, 2016 USD ($)	Dec. 31, 2015 USD ($)
Disclosure of transactions between related parties [line items]
Salary and cash | $		$ 43		$ 41	$ 40
Contractual benefits | $		$ 5		$ 5	$ 9
Douglas Flint
Disclosure of transactions between related parties [line items]
Salary and cash			£ 487,500
Contractual benefits			£ 24,068
Termination benefits in lieu of future pension collection	£ 377,500
Unused holiday benefits	£ 180,000
Period eligible for medical coverage		7 years	7 years